Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 51.3%
Security	Shares	Value
Aerospace & Defense — 0.9%
Huntington Ingalls Industries, Inc.	5,876	$ 1,353,478
L3Harris Technologies, Inc.	9,137	2,010,323
Lockheed Martin Corp.	5,422	2,590,360
RTX Corp.	27,037	3,410,177
		$ 9,364,338
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	6,721	$ 738,705
		$ 738,705
Automobile Components — 0.0%†
Phinia, Inc.	2,206	$ 88,571
		$ 88,571
Automobiles — 0.9%
Tesla, Inc.(1)	36,145	$ 10,198,673
		$ 10,198,673
Banks — 1.9%
Bank of America Corp.	104,463	$ 4,165,985
Fifth Third Bancorp	30,206	1,085,604
Huntington Bancshares, Inc.	106,477	1,547,111
JPMorgan Chase & Co.	38,899	9,515,473
Regions Financial Corp.	61,283	1,250,786
Wells Fargo & Co.	51,338	3,645,511
		$ 21,210,470
Beverages — 0.7%
Coca-Cola Co.	66,794	$ 4,845,905
PepsiCo, Inc.	23,819	3,229,380
		$ 8,075,285
Biotechnology — 0.8%
AbbVie, Inc.	27,526	$ 5,370,323
Amgen, Inc.	11,534	3,355,471
		$ 8,725,794
Broadline Retail — 2.0%
Amazon.com, Inc.(1)	119,359	$ 22,012,187
		$ 22,012,187
Security	Shares	Value
Building Products — 0.3%
A.O. Smith Corp.	16,850	$ 1,143,441
Carrier Global Corp.	28,754	1,798,275
		$ 2,941,716
Capital Markets — 1.3%
Ameriprise Financial, Inc.	4,371	$ 2,058,828
Cboe Global Markets, Inc.	7,976	1,769,077
Invesco Ltd.	55,837	777,809
Moody's Corp.	4,962	2,248,382
Nasdaq, Inc.	24,914	1,898,696
S&P Global, Inc.	6,506	3,253,325
State Street Corp.	19,209	1,692,313
		$ 13,698,430
Chemicals — 0.7%
CF Industries Holdings, Inc.	10,887	$ 853,214
Linde PLC	8,750	3,965,763
Sherwin-Williams Co.	6,763	2,386,798
		$ 7,205,775
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	9,107	$ 2,283,580
		$ 2,283,580
Communications Equipment — 0.5%
Cisco Systems, Inc.	71,563	$ 4,131,332
F5, Inc.(1)	4,503	1,192,124
		$ 5,323,456
Construction & Engineering — 0.2%
Quanta Services, Inc.	6,781	$ 1,984,731
		$ 1,984,731
Consumer Finance — 0.4%
Discover Financial Services	12,725	$ 2,324,476
Synchrony Financial	32,515	1,689,154
		$ 4,013,630
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	6,575	$ 6,538,838
Kroger Co.	23,840	1,721,486
Walmart, Inc.	63,123	6,138,712
		$ 14,399,036

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Containers & Packaging — 0.2%
Avery Dennison Corp.	5,654	$ 967,456
Packaging Corp. of America	5,963	1,106,792
Sealed Air Corp.	10,332	284,750
		$ 2,358,998
Distributors — 0.1%
LKQ Corp.	33,678	$ 1,286,836
		$ 1,286,836
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	83,220	$ 3,666,673
		$ 3,666,673
Electric Utilities — 0.9%
Alliant Energy Corp.	25,795	$ 1,574,527
Entergy Corp.	25,836	2,148,780
Evergy, Inc.	23,682	1,636,426
NextEra Energy, Inc.	31,952	2,136,950
NRG Energy, Inc.	18,654	2,044,105
Pinnacle West Capital Corp.	8,220	782,380
		$ 10,323,168
Electrical Equipment — 0.4%
Eaton Corp. PLC	10,470	$ 3,082,054
GE Vernova, Inc.	4,667	1,730,617
		$ 4,812,671
Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	10,318	$ 1,656,658
TE Connectivity PLC	10,461	1,531,281
Trimble, Inc.(1)	24,079	1,496,269
		$ 4,684,208
Entertainment — 0.7%
Netflix, Inc.(1)	6,451	$ 7,300,726
		$ 7,300,726
Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B(1)	24,360	$ 12,989,970
Corpay, Inc.(1)	5,211	1,695,503
Mastercard, Inc., Class A	12,251	6,714,283
Visa, Inc., Class A	24,538	8,477,879
		$ 29,877,635
Security	Shares	Value
Food Products — 0.2%
Campbell's Co.	16,535	$ 602,866
Conagra Brands, Inc.	36,334	897,813
McCormick & Co., Inc., Non Voting Shares	10,130	776,566
		$ 2,277,245
Ground Transportation — 0.6%
J.B. Hunt Transport Services, Inc.	5,898	$ 770,161
Uber Technologies, Inc.(1)	44,135	3,575,376
Union Pacific Corp.	10,581	2,281,899
		$ 6,627,436
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	30,560	$ 3,995,719
Boston Scientific Corp.(1)	32,535	3,346,876
Cooper Cos., Inc.(1)	12,104	988,534
IDEXX Laboratories, Inc.(1)	3,057	1,322,611
Insulet Corp.(1)	6,405	1,615,917
Intuitive Surgical, Inc.(1)	6,865	3,540,967
		$ 14,810,624
Health Care Providers & Services — 1.0%
Cencora, Inc.	7,142	$ 2,090,249
DaVita, Inc.(1)	8,276	1,171,468
Quest Diagnostics, Inc.	9,918	1,767,586
UnitedHealth Group, Inc.	14,333	5,897,169
		$ 10,926,472
Hotel & Resort REITs — 0.0%†
Host Hotels & Resorts, Inc.	14,588	$ 205,983
		$ 205,983
Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.(1)	61,479	$ 1,127,525
Expedia Group, Inc.	10,190	1,599,117
Las Vegas Sands Corp.	42,294	1,550,921
McDonald's Corp.	12,945	4,137,869
Starbucks Corp.	29,948	2,397,337
Wynn Resorts Ltd.(2)	10,917	876,744
		$ 11,689,513
Household Durables — 0.1%
Lennar Corp., Class A	13,510	$ 1,467,321
		$ 1,467,321

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Products — 0.5%
Procter & Gamble Co.	36,432	$ 5,922,750
		$ 5,922,750
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	11,147	$ 1,444,986
		$ 1,444,986
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	14,322	$ 3,014,781
		$ 3,014,781
Insurance — 1.1%
American International Group, Inc.	24,083	$ 1,963,246
Arthur J. Gallagher & Co.	7,424	2,380,802
Assurant, Inc.	6,036	1,163,379
Everest Group Ltd.	3,226	1,157,586
Progressive Corp.	13,267	3,737,845
Unum Group	22,676	1,761,018
		$ 12,163,876
Interactive Media & Services — 3.3%
Alphabet, Inc., Class A	69,586	$ 11,050,257
Alphabet, Inc., Class C	56,646	9,113,775
Match Group, Inc.	14,789	438,641
Meta Platforms, Inc., Class A	27,000	14,823,000
		$ 35,425,673
IT Services — 0.3%
Accenture PLC, Class A	12,103	$ 3,620,612
		$ 3,620,612
Leisure Products — 0.1%
Hasbro, Inc.	14,657	$ 907,268
		$ 907,268
Life Sciences Tools & Services — 0.7%
Danaher Corp.	9,993	$ 1,991,905
IQVIA Holdings, Inc.(1)	6,039	936,468
Thermo Fisher Scientific, Inc.	7,806	3,348,774
Waters Corp.(1)	3,206	1,114,822
		$ 7,391,969
Machinery — 0.5%
Flowserve Corp.	2,794	$ 126,373
PACCAR, Inc.	21,700	1,957,557
Security	Shares	Value
Machinery (continued)
Pentair PLC	17,848	$ 1,619,349
Westinghouse Air Brake Technologies Corp.	10,792	1,993,714
		$ 5,696,993
Media — 0.5%
Comcast Corp., Class A	81,013	$ 2,770,645
Omnicom Group, Inc.	15,047	1,145,979
Paramount Global, Class B	132,376	1,554,094
		$ 5,470,718
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	47,165	$ 1,699,355
		$ 1,699,355
Multi-Utilities — 0.3%
CMS Energy Corp.	22,648	$ 1,668,025
WEC Energy Group, Inc.	16,366	1,792,405
		$ 3,460,430
Oil, Gas & Consumable Fuels — 1.7%
APA Corp.	26,833	$ 416,985
Chevron Corp.	29,231	3,977,170
ConocoPhillips	13,610	1,212,923
Devon Energy Corp.	37,536	1,141,470
EOG Resources, Inc.	13,580	1,498,281
Exxon Mobil Corp.	64,541	6,817,466
HF Sinclair Corp.	23,402	703,698
Kinder Morgan, Inc.	53,031	1,394,715
ONEOK, Inc.	21,880	1,797,661
		$ 18,960,369
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	18,761	$ 830,549
		$ 830,549
Pharmaceuticals — 1.8%
Eli Lilly & Co.	11,288	$ 10,147,347
Johnson & Johnson	37,528	5,866,002
Merck & Co., Inc.	45,640	3,888,528
		$ 19,901,877
Professional Services — 0.5%
Amentum Holdings, Inc.(1)	8,461	$ 184,619
Jacobs Solutions, Inc.	8,461	1,047,472
Leidos Holdings, Inc.	4,027	592,694

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Paycom Software, Inc.	8,373	$ 1,895,563
Verisk Analytics, Inc.	6,550	1,941,617
		$ 5,661,965
Residential REITs — 0.4%
Equity Residential	24,155	$ 1,697,130
Mid-America Apartment Communities, Inc.	9,213	1,470,856
UDR, Inc.	34,674	1,452,147
		$ 4,620,133
Retail REITs — 0.1%
Kimco Realty Corp.	57,235	$ 1,143,555
		$ 1,143,555
Semiconductors & Semiconductor Equipment — 5.3%
Analog Devices, Inc.	13,516	$ 2,634,539
Broadcom, Inc.	63,774	12,274,582
Intel Corp.	98,546	1,980,775
KLA Corp.	4,203	2,953,406
NVIDIA Corp.	279,505	30,443,685
Qorvo, Inc.(1)	2,123	152,155
QUALCOMM, Inc.	18,464	2,741,165
Skyworks Solutions, Inc.	24,418	1,569,589
Teradyne, Inc.	6,334	470,046
Texas Instruments, Inc.	15,104	2,417,395
		$ 57,637,337
Software — 5.5%
Adobe, Inc.(1)	6,503	$ 2,438,495
Autodesk, Inc.(1)	7,678	2,105,691
Crowdstrike Holdings, Inc., Class A(1)	6,301	2,702,310
Fair Isaac Corp.(1)	1,042	2,073,247
Intuit, Inc.	5,564	3,491,243
Microsoft Corp.	82,460	32,593,140
Oracle Corp.	29,173	4,105,224
Palantir Technologies, Inc., Class A(1)	35,991	4,262,774
Salesforce, Inc.	13,077	3,513,921
Synopsys, Inc.(1)	5,075	2,329,476
		$ 59,615,521
Specialized REITs — 0.6%
Extra Space Storage, Inc.	11,676	$ 1,710,767
Iron Mountain, Inc.	9,189	823,978
Millrose Properties, Inc., Class A	6,755	169,145
Security	Shares	Value
Specialized REITs (continued)
Public Storage	6,639	$ 1,994,555
SBA Communications Corp.	5,673	1,380,808
		$ 6,079,253
Specialty Retail — 1.0%
Bath & Body Works, Inc.	20,278	$ 618,682
CarMax, Inc.(1)	7,922	512,316
Home Depot, Inc.	15,678	5,651,762
Lowe's Cos., Inc.	10,197	2,279,641
Ross Stores, Inc.	9,123	1,268,097
		$ 10,330,498
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	162,399	$ 34,509,787
HP, Inc.	65,891	1,684,833
		$ 36,194,620
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp., Class A	3,952	$ 889,002
		$ 889,002
Tobacco — 0.5%
Philip Morris International, Inc.	28,680	$ 4,914,605
		$ 4,914,605
Trading Companies & Distributors — 0.2%
W.W. Grainger, Inc.	1,905	$ 1,951,311
		$ 1,951,311
Total Common Stocks (identified cost $257,795,143)		$ 559,529,892

Short-Term Investments — 49.3%
Affiliated Fund — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(3)	22,611,522	$ 22,611,522
Total Affiliated Fund (identified cost $22,611,522)		$ 22,611,522

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 47.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/15/25	$2,707	$ 2,702,568
0.00%, 6/12/25(2)	7,860	7,821,239
0.00%, 8/7/25	25,353	25,064,770
0.00%, 9/4/25(2)	26,804	26,416,484
0.00%, 10/2/25(4)	25,840	25,389,050
0.00%, 11/28/25(4)	9,430	9,214,446
0.00%, 1/22/26	13,584	13,203,159
0.00%, 2/19/26(4)	36,706	35,577,383
0.00%, 4/16/26(4)	13,510	13,024,204
U.S. Treasury Notes:
0.25%, 7/31/25	57,353	56,776,281
0.25%, 8/31/25	4,248	4,191,481
0.25%, 10/31/25	24,000	23,539,709
1.625%, 2/15/26	7,128	6,996,099
2.00%, 8/15/25	12,744	12,658,051
2.75%, 5/15/25(2)	33,427	33,405,293
2.75%, 6/30/25(2)	50,000	49,877,071
3.125%, 8/15/25	8,496	8,467,013
4.25%, 12/31/25	10,188	10,200,842
4.625%, 6/30/25	25,000	25,013,984
4.625%, 2/28/26	10,692	10,745,579
4.75%, 7/31/25	25,353	25,379,949
4.875%, 11/30/25(4)	28,938	29,063,549
5.00%, 8/31/25	4,248	4,256,482
5.00%, 9/30/25	28,000	28,088,628
5.00%, 10/31/25	28,270	28,385,126
Total U.S. Treasury Obligations (identified cost $515,132,732)		$ 515,458,440
Total Short-Term Investments (identified cost $537,744,254)		$ 538,069,962
Total Investments — 100.6% (identified cost $795,539,397)		$1,097,599,854
Total Written Options — (0.6)% (premiums received $5,557,329)		$ (6,191,230)
Other Assets, Less Liabilities — (0.0)%†		$ (815,364)
Net Assets — 100.0%		$1,090,593,260

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2025. The aggregate market value of securities on loan at April 30, 2025 was $112,706,802 and the total market value of the collateral received by the Fund was $116,784,159, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2025.
(4)	Security (or a portion thereof) has been pledged as collateral for written options.

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.5)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	79	$43,995,574	$5,530	5/2/25	$ (522,190)
S&P 500 Index	79	43,995,574	5,630	5/2/25	(153,260)
S&P 500 Index	79	43,995,574	5,500	5/5/25	(757,215)
S&P 500 Index	79	43,995,574	5,635	5/5/25	(191,180)
S&P 500 Index	79	43,995,574	5,620	5/7/25	(319,160)
S&P 500 Index	79	43,995,574	5,645	5/7/25	(311,260)
S&P 500 Index	79	43,995,574	5,710	5/9/25	(147,730)
S&P 500 Index	79	43,995,574	5,675	5/12/25	(261,095)
S&P 500 Index	79	43,995,574	5,600	5/14/25	(615,015)
S&P 500 Index	79	43,995,574	5,475	5/19/25	(1,320,090)
S&P 500 Index	79	43,995,574	5,750	5/23/25	(293,880)
S&P 500 Index	79	43,995,574	5,800	5/28/25	(268,600)
Total					$(5,160,675)
Written Put Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	79	$43,995,574	$5,300	5/2/25	$ (15,800)
S&P 500 Index	79	43,995,574	5,325	5/5/25	(53,325)
S&P 500 Index	79	43,995,574	5,125	5/7/25	(21,725)
S&P 500 Index	79	43,995,574	5,330	5/7/25	(93,615)
S&P 500 Index	79	43,995,574	5,250	5/12/25	(139,040)
S&P 500 Index	79	43,995,574	4,950	5/14/25	(52,535)
S&P 500 Index	79	43,995,574	4,800	5/19/25	(53,720)
S&P 500 Index	79	43,995,574	5,175	5/23/25	(260,700)
S&P 500 Index	79	43,995,574	5,250	5/28/25	(340,095)
Total					$(1,030,555)
Abbreviations:
REITs	– Real Estate Investment Trusts
At April 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At April 30, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $22,611,522, which represents 2.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$37,500,036	$131,501,736	$(146,390,250)	$ —	$ —	$22,611,522	$124,622	22,611,522
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$559,529,892*	$ —	$ —	$ 559,529,892
Short-Term Investments:
Affiliated Fund	22,611,522	—	—	22,611,522
U.S. Treasury Obligations	—	515,458,440	—	515,458,440
Total Investments	$582,141,414	$515,458,440	$ —	$1,097,599,854
Liability Description
Written Call Options	$ (5,160,675)	$ —	$ —	$ (5,160,675)
Written Put Options	(1,030,555)	—	—	(1,030,555)
Total	$ (6,191,230)	$ —	$ —	$ (6,191,230)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.